Intangible assets, net (Details 1) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization expense	¥ 152	¥ 152	¥ 575
2019	152
2020	152
2021	152
2022	152
2023	152
Thereafter	319
Total	¥ 1,079	¥ 1,223